JPMorgan SMID Cap Equity Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 95.9%
Aerospace & Defense — 2.9%
Karman Holdings, Inc. * (a)	25	2,019
Loar Holdings, Inc. *	67	3,844
Woodward, Inc.	7	2,342
		8,205
Banks — 6.6%
Commerce Bancshares, Inc.	55	2,678
Cullen/Frost Bankers, Inc.	23	3,143
First Horizon Corp.	163	3,716
First Interstate BancSystem, Inc., Class A	56	1,879
ServisFirst Bancshares, Inc.	28	2,038
Wintrust Financial Corp.	25	3,451
WSFS Financial Corp.	30	1,953
		18,858
Beverages — 0.9%
Primo Brands Corp.	143	2,683
Building Products — 5.5%
AAON, Inc.	20	1,599
Hayward Holdings, Inc. *	350	4,683
Janus International Group, Inc. *	324	1,668
Lennox International, Inc.	7	3,204
Modine Manufacturing Co. *	18	3,923
Simpson Manufacturing Co., Inc.	4	715
		15,792
Capital Markets — 10.3%
Cboe Global Markets, Inc.	12	3,376
Evercore, Inc., Class A	12	3,478
FactSet Research Systems, Inc.	12	2,481
LPL Financial Holdings, Inc.	13	3,964
MarketAxess Holdings, Inc.	20	3,227
Miami International Holdings, Inc. *	59	2,297
Moelis & Co., Class A	41	2,352
Morningstar, Inc.	19	3,193
StepStone Group, Inc., Class A	73	3,489
Wealthfront Corp. * (a)	175	1,622
		29,479
Chemicals — 2.9%
Element Solutions, Inc.	76	2,602
Perimeter Solutions, Inc. *	105	2,562
Solstice Advanced Materials, Inc.	39	2,991
		8,155
Commercial Services & Supplies — 3.5%
MSA Safety, Inc.	20	3,282

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Commercial Services & Supplies — continued
RB Global, Inc. (Canada)	28	2,739
Waste Connections, Inc.	25	4,037
		10,058
Construction & Engineering — 1.7%
Legence Corp., Class A *	29	1,636
WillScot Holdings Corp. (a)	182	3,168
		4,804
Construction Materials — 0.9%
Eagle Materials, Inc.	14	2,681
Consumer Finance — 0.5%
Figure Technology Solutions, Inc., Class A * (a)	43	1,449
Consumer Staples Distribution & Retail — 3.3%
BJ's Wholesale Club Holdings, Inc. *	29	2,869
Casey's General Stores, Inc.	3	2,069
Performance Food Group Co. *	53	4,570
		9,508
Distributors — 2.1%
LKQ Corp.	78	2,303
Pool Corp.	18	3,550
		5,853
Diversified Consumer Services — 1.1%
Bright Horizons Family Solutions, Inc. *	39	3,221
Electrical Equipment — 2.5%
Forgent Power Solutions, Inc., Class A * (a)	76	2,222
nVent Electric plc	41	4,898
		7,120
Electronic Equipment, Instruments & Components — 3.1%
Badger Meter, Inc.	18	2,639
Fabrinet (Thailand) *	5	2,744
Novanta, Inc. *	29	3,437
		8,820
Energy Equipment & Services — 1.8%
Cactus, Inc., Class A	43	2,041
Flowco Holdings, Inc., Class A (a)	78	1,616
Liberty Energy, Inc.	50	1,433
		5,090
Financial Services — 0.8%
Jack Henry & Associates, Inc.	14	2,206
Gas Utilities — 0.7%
Atmos Energy Corp.	12	2,120
Ground Transportation — 0.7%
Saia, Inc. *	6	2,102

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — 3.4%
Align Technology, Inc. *	13	2,154
Envista Holdings Corp. *	146	3,705
STERIS plc	17	3,821
		9,680
Health Care Providers & Services — 3.4%
Chemed Corp.	4	1,447
Concentra Group Holdings Parent, Inc.	94	2,014
Encompass Health Corp.	25	2,403
HealthEquity, Inc. *	33	2,807
Molina Healthcare, Inc. *	7	958
		9,629
Health Care Technology — 0.4%
Doximity, Inc., Class A *	42	987
Hotel & Resort REITs — 0.9%
Ryman Hospitality Properties, Inc.	29	2,661
Hotels, Restaurants & Leisure — 4.4%
Domino's Pizza, Inc.	10	3,562
Planet Fitness, Inc., Class A *	47	3,477
Shake Shack, Inc., Class A *	23	2,040
Wyndham Hotels & Resorts, Inc.	41	3,379
		12,458
Industrial REITs — 0.7%
EastGroup Properties, Inc.	11	2,033
Insurance — 3.4%
Accelerant Holdings, Class A (Cayman Islands) *	96	1,286
Brown & Brown, Inc.	44	2,882
Kinsale Capital Group, Inc.	11	3,601
Neptune Insurance Holdings, Inc., Class A *	85	2,059
		9,828
IT Services — 0.4%
DigitalOcean Holdings, Inc. *	14	1,181
Life Sciences Tools & Services — 0.5%
Medpace Holdings, Inc. *	3	1,308
Machinery — 4.9%
IDEX Corp.	15	2,759
Lincoln Electric Holdings, Inc.	11	2,687
Middleby Corp. (The) *	21	2,854
Nordson Corp.	9	2,424
RBC Bearings, Inc. *	6	3,142
		13,866
Metals & Mining — 1.4%
Reliance, Inc.	13	3,889

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — 1.8%
DT Midstream, Inc.	16	2,144
SM Energy Co.	98	3,047
		5,191
Personal Care Products — 0.6%
elf Beauty, Inc. *	30	1,824
Professional Services — 3.7%
Andersen Group, Inc., Class A * (a)	47	1,282
Paylocity Holding Corp. *	25	2,745
SS&C Technologies Holdings, Inc.	37	2,527
TransUnion	59	4,042
		10,596
Real Estate Management & Development — 2.4%
Colliers International Group, Inc. (Canada)	35	3,772
Cushman & Wakefield Ltd. *	260	3,186
		6,958
Residential REITs — 0.7%
Mid-America Apartment Communities, Inc.	15	1,844
Semiconductors & Semiconductor Equipment — 4.1%
Allegro MicroSystems, Inc. (Japan) *	93	2,931
Entegris, Inc.	29	3,416
MACOM Technology Solutions Holdings, Inc. *	15	3,242
Power Integrations, Inc.	39	2,017
		11,606
Software — 2.7%
Guidewire Software, Inc. *	10	1,608
Manhattan Associates, Inc. *	20	2,630
Qualys, Inc. *	18	1,571
Tyler Technologies, Inc. *	6	2,025
		7,834
Specialty Retail — 2.3%
Burlington Stores, Inc. *	10	3,294
Five Below, Inc. *	3	770
Warby Parker, Inc., Class A *	58	1,225
Williams-Sonoma, Inc.	7	1,164
		6,453
Textiles, Apparel & Luxury Goods — 0.5%
Deckers Outdoor Corp. *	15	1,491
Trading Companies & Distributors — 1.5%
Core & Main, Inc., Class A *	67	3,316
Xometry, Inc., Class A *	25	1,017
		4,333
Total Common Stocks (Cost $238,082)		273,854

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Exchange-Traded Funds — 0.9%
U.S. Equity — 0.9%
iShares Russell Mid-Cap ETF (a) (Cost $2,519)	25	2,460
Short-Term Investments — 6.1%
Investment Companies — 3.2%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $9,077)	9,077	9,078
Investment of Cash Collateral from Securities Loaned — 2.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (b) (c) (Cost $8,300)	8,300	8,300
Total Short-Term Investments (Cost $17,377)		17,378
Total Investments — 102.9% (Cost $257,978)		293,692
Liabilities in Excess of Other Assets — (2.9)%		(8,150)
NET ASSETS — 100.0%		285,542

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2026. The total value of securities on loan at March 31, 2026 is $8,406.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2026.

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$293,692	$—	$—	$293,692

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$7,933	$63,694	$62,551	$2	$— (c)	$9,078	9,077	$213	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	2,555	85,750	80,005	—	—	8,300	8,300	157	—
Total	$10,488	$149,444	$142,556	$2	$— (c)	$17,378		$370	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.
(c)	Amount rounds to less than one thousand.